EQUITY AND NON-CONTROLLING INTERESTS (Details) $ / shares in Units, € in Millions						6 Months Ended
		May 20, 2020 USD ($)	May 18, 2020 USD ($) $ / shares	May 18, 2020 USD ($) $ / shares	May 14, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 EUR (€) shares	Jun. 13, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares		$ 700,000,000			$ 750,000,000
Sale of stock price per share (in USD per share) | $ / shares					$ 9.27
Proceeds from mandatorily convertible subordinated notes (note 4)						$ 1,237,000,000	$ 0
Lock-up period for issuance and sales of shares and convertible securitities				180 days
Borrowings outstanding | €								€ 241
Increase in authorised share capital									$ 74,000,000
Authorised share capital						$ 485,000,000				$ 411,000,000
Shares authorized (in shares) | shares						1,361,418,599		1,361,418,599		1,151,576,921
Net proceeds received on equity offering					$ 740,000,000	$ (740,000,000)	0
Share issue related cost					$ 10,000,000
Offering of common shares (in shares) | shares					80,906,149
Number of shares issued (in shares) | shares						1,102,809,772		1,102,809,772		1,021,903,623
Share capital						$ 37,598,000,000	44,111,000,000			$ 40,483,000,000	$ 44,108,000,000
Treasury shares (in shares) | shares						9,700,000		9,700,000		9,800,000
Mandatorily convertible subordinated notes
Disclosure of classes of share capital [line items]
Notional amount		$ 1,200,000,000	$ 1,250,000,000	$ 1,250,000,000
Borrowings, term			3 years
Percentage of principal amount mandatory convertible subordinated notes issued for			100.00%	100.00%
Borrowings, interest rate			5.50%	5.50%
Maximum percentage conversion price of mandatory covertible notes						117.50%		117.50%
Borrowings outstanding			$ 190,000,000	$ 190,000,000
Borrowing costs incurred				2,000,000
Equity component of mandatorily convertible notes			$ 1,047,000,000	1,047,000,000
Equity related transaction costs on issuance of hybrid instruments				$ 11,000,000
Mandatorily convertible subordinated notes | Bottom of range
Disclosure of classes of share capital [line items]
Minimum conversion price of mandatory covertible notes (in USD per share) | $ / shares			$ 9.27	$ 9.27
Mandatorily convertible subordinated notes | Top of range
Disclosure of classes of share capital [line items]
Minimum conversion price of mandatory covertible notes (in USD per share) | $ / shares						$ 10.89
Mittal Family Trust
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares				$ 100,000,000
Proceeds from issue of ordinary shares and mandatory convertible notes						$ 200,000,000
Mittal Family Trust | Mandatorily convertible subordinated notes
Disclosure of classes of share capital [line items]
Proceeds from mandatorily convertible subordinated notes (note 4)				$ 100,000,000
Issued capital [member]
Disclosure of classes of share capital [line items]
Offering of common shares (in shares) | shares	[1],[2]					81,000,000
Share capital						$ 393,000,000	$ 364,000,000			$ 364,000,000	$ 364,000,000

[1]	Excludes treasury shares
[2]	In millions of shares